Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2021